INCOME TAX - Reconciliation of the differences between the income tax benefit (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
INCOME TAX
Computed expected income tax benefit	¥ (124,553,926)		¥ (45,710,438)	¥ (38,198,288)
Non-deductible expenses / taxable deemed income
Share-based compensation	29,266,619		6,863,726	1,698,170
Accretion of interest expenses on unsecured loans	3,179,383		1,001,827
Non-deductible entertainment	984,405		968,832	1,210,158
Change in fair value of warrant liabilities	55,365,514		(34,492)	112,521
Taxable deemed interest income from inter-company interest-free loans			989,741	176,832
Others	2,786,532		1,629,482	745,488
Entities not subject to income tax	3,343,107		(1,217,586)	884,692
Research and development expenses bonus deduction	(3,270,423)		(24,851,250)	(12,090,177)
HNTE tax incentives	(21,890,430)		(266,961)	(744,674)
Over provision in respect of prior years	(74,125)		(166,030)	(1,582,864)
Others	652,357		462,947	104,153
Changes in valuation allowance	55,834,948		60,982,812	50,356,087
Actual income tax expense	¥ 1,623,961	$ 248,883	¥ 652,610	¥ 2,672,098